INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Securities available for sale:
Amortized cost	$ 86,145	$ 79,715		$ 65,763
Gross unrealized gains	1,172	1,851		2,109
Gross Unrealized Losses	(841)	(75)		(18)
Fair value	86,476	81,491	[1]	67,854
Amortized cost Within 1 year		10,820
Amortized cost After 1 year but within 5 years		46,489
Amortized cost After 5 years but within 10 years		14,173
Amortized cost After 10 years		8,233
Fair value Within 1 year		10,963
Fair value After 1 year but within 5 years		47,878
Fair value After 5 years but within 10 years		14,245
Fair value After 10 years		8,405
US Government Agencies Debt Securities [Member]
Securities available for sale:
Amortized cost		36,951		26,085
Gross unrealized gains		248		327
Gross Unrealized Losses		(45)		0
Fair value		37,154		26,412
Amortized cost Within 1 year	10,580	9,385
Amortized cost After 1 year but within 5 years	9,819	16,947
Amortized cost After 5 years but within 10 years	6,000	6,003
Amortized cost After 10 years	11,391	4,616
Gross unrealized gains Within 1 year	47	75
Gross unrealized gains After 1 year but within 5 years	26	100
Gross unrealized gains After 5 years but within 10 years	0	0
Gross unrealized gains After 10 years	14	73
Gross unrealized losses Within 1 year	0	0
Gross unrealized losses After 1 year but within 5 years	0	0
Gross unrealized losses After 5 years but within 10 years	(477)	(45)
Gross unrealized losses After 10 years	(42)	0
Fair value Within 1 year	10,627	9,460
Fair value After 1 year but within 5 years	9,845	17,047
Fair value After 5 years but within 10 years	5,523	5,958
Fair value After 10 years	11,363	4,689
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Amortized cost		34,794		33,871
Gross unrealized gains		1,189		1,316
Gross Unrealized Losses		(29)		(18)
Fair value		35,954		35,169
Amortized cost Within 1 year	212	1,085
Amortized cost After 1 year but within 5 years	33,417	27,188
Amortized cost After 5 years but within 10 years	6,740	4,505
Amortized cost After 10 years		2,016
Gross unrealized gains Within 1 year	12	68
Gross unrealized gains After 1 year but within 5 years	781	1,122
Gross unrealized gains After 5 years but within 10 years	0	0
Gross unrealized gains After 10 years		0
Gross unrealized losses Within 1 year	0	0
Gross unrealized losses After 1 year but within 5 years	(31)	(20)
Gross unrealized losses After 5 years but within 10 years	(182)	(6)
Gross unrealized losses After 10 years		(4)
Fair value Within 1 year	224	1,152
Fair value After 1 year but within 5 years	34,167	28,290
Fair value After 5 years but within 10 years	6,558	4,500
Fair value After 10 years		2,012
Municipal Bonds [Member]
Securities available for sale:
Amortized cost		7,970		5,807
Gross unrealized gains		414		466
Gross Unrealized Losses		(1)		0
Fair value		8,383		6,273
Amortized cost Within 1 year	100	350
Amortized cost After 1 year but within 5 years	3,039	2,354
Amortized cost After 5 years but within 10 years	3,320	3,665
Amortized cost After 10 years	1,527	1,601
Gross unrealized gains Within 1 year	1	1
Gross unrealized gains After 1 year but within 5 years	194	187
Gross unrealized gains After 5 years but within 10 years	36	122
Gross unrealized gains After 10 years	61	103
Gross unrealized losses Within 1 year	0	0
Gross unrealized losses After 1 year but within 5 years	0	0
Gross unrealized losses After 5 years but within 10 years	(88)	0
Gross unrealized losses After 10 years	(21)	0
Fair value Within 1 year	101	351
Fair value After 1 year but within 5 years	3,233	2,541
Fair value After 5 years but within 10 years	3,268	3,787
Fair value After 10 years	$ 1,567	$ 1,704

[1]	Derived from audited consolidated financial statements.